Precious Metals Delivery and Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2024
Precious Metals Delivery and Purchase Agreement
Schedule of Deferred Revenue and Metals Contract Liability
	Year	Year
	ended	ended
	December 31,	December 31,
	2024	2023

Net metals contract liability, beginning of year	$36,837	$30,989
Advance increase (net of financing expense)	12,512	13,989
Delivery of metals produced	-	(1,720)
Delivery of metals purchased	(18,564)	(9,899)
Revaluation of metals contract liability	10,083	3,478
Net metals contract liability, end of year	$40,868	$36,837

Current portion	$13,707	$12,512
Non-current portion	27,161	24,325
	$40,868	$36,837